Employee Benefit Plans Obligation and Funded Status (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 Omnicare General Pension Plan [Member]	Dec. 31, 2012 Omnicare General Pension Plan [Member]
Obligation and Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 4.4	$ 4.5
Defined Benefit Plan, Contributions by Employer		0.2	0.2
Defined Benefit Plan, Benefits Paid	75
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		(1.9)	(2.6)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 6.3	$ 7.2